Revenue	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue
4. Revenue

	Six Months Ended June 30,
	2026	2025
	$	$
Technical and laboratory services revenue	1,667,741	325,451
Total revenue	1,667,741	325,451
Revenue is attributed to technical and laboratory services provided by Simulus to third-party customers.